REVERSE STOCK SPLIT (Notes)	12 Months Ended
Dec. 30, 2012
Reverse Stock Split [Abstract]
Reverse Stock Split Note Disclosure [Text Block]
REVERSE STOCK SPLIT
On April 25, 2013, our shareholders approved a 1-for-5 reverse stock split of our outstanding shares of Common and Class A Stock that became effective May 9, 2013. This resulted in a reduction of our Common Stock issued from 26,947,892 shares to 7,006,413 shares, and a reduction in our Class A Stock issued from 4,725,000 shares to 944,996 shares on that date. The reverse stock split affected all shareholders of the Company's stock uniformly, but did not materially affect any shareholder’s percentage of ownership interest. The par value of our Common Stock and Class A Stock remains unchanged at $1.00 per share and the number of authorized shares and treasury shares remains the same after the reverse stock split.
As the par value per share of the Company's stock remained unchanged at $1.00 per share, $23,721 was reclassified to capital in excess of par value. In connection with this reverse stock split, the number of shares of Common Stock underlying outstanding share-based awards was also proportionately reduced while the exercise prices of stock options were proportionately increased. All references to shares of common stock and per share data for all periods presented in the accompanying financial statements and notes thereto have been adjusted to reflect the reverse stock split on a retroactive basis.